Average Annual Total Returns - VIPStrategicIncomePortfolio-InvestorPRO - VIPStrategicIncomePortfolio-InvestorPRO - VIP Strategic Income Portfolio	Apr. 30, 2025
VIP Strategic Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.97%
Past 5 years	2.77%
Past 10 years	3.56%
F0097
Average Annual Return:
Past 1 year	5.23%
Past 5 years	1.90%
Past 10 years	3.14%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%